Annual Total Returns- Vanguard Institutional Target Retirement 2020 Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Target Retirement 2020 Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	7.04%	14.13%	(4.21%)	17.69%	12.09%